Note Receivables, Net (Tables)	12 Months Ended
Sep. 30, 2025
Note Receivables, Net [Abstract]
Schedule of Note Receivables, Net
	As of September 30,
	2025	2024
Loan receivables	816,677	953,795
Less: allowance for current expected credit losses	(816,677)	(200,096)
Total	$—	$753,699